T. ROWE PRICE RETIREMENT 2055 FUND
February 29, 2020 (Unaudited)

	$ Value	$ Purchase	$ Sales		$ Value
Portfolio of Investments(1)	5/31/19	Cost	Cost	Shares	2/29/20
(Cost and value in $000s)
EQUITY MUTUAL FUNDS 90.4%
T. Rowe Price Funds:
Growth Stock Fund	711,415	99,199	90,419	10,887,214	769,508
Value Fund	682,104	115,776	88,173	20,784,626	703,352
Overseas Stock Fund	284,447	43,600	32,411	29,770,023	298,891
International Value Equity Fund	246,414	66,776	29,015	22,186,418	277,552
International Stock Fund	271,580	45,959	51,045	16,200,366	276,054
Equity Index 500 Fund	243,403	30,679	48,278	2,997,202	235,880
Emerging Markets Stock Fund	177,360	31,706	21,093	4,497,594	193,127
Mid-Cap Growth Fund	148,739	23,889	17,218	1,741,211	152,809
Mid-Cap Value Fund	133,344	22,894	16,257	5,479,237	137,255
New Horizons Fund(2)	99,216	21,264	12,389	1,803,763	108,785
Small-Cap Stock Fund(2)	90,397	14,753	9,340	1,965,784	93,807
Small-Cap Value Fund	83,892	13,802	9,403	1,973,816	83,492
Real Assets Fund	70,121	13,023	7,411	6,932,935	72,588
Total Equity Mutual Funds (Cost $3,201,521)					3,403,100

BOND MUTUAL FUNDS 9.5%
T. Rowe Price Funds:
New Income Fund	170,239	21,394	43,664	15,513,459	154,359
International Bond Fund
(USD Hedged)	54,638	9,555	7,143	5,785,155	58,546
U. S. Treasury Long-Term Fund	77,149	13,189	37,634	3,851,986	56,008
Dynamic Global Bond Fund	36,118	9,310	4,939	4,290,629	39,388
Emerging Markets Bond Fund	23,408	3,212	2,593	2,080,670	24,240
High Yield Fund	15,096	3,229	1,914	2,526,870	16,424
Floating Rate Fund	4,439	4,241	768	818,021	7,804
Total Bond Mutual Funds (Cost $341,066)					356,769

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT 2055 FUND

	$ Value	$ Purchase	$ Sales		$ Value
	5/31/19	Cost	Cost	Shares	2/29/20
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.1%
T. Rowe Price Funds:
U. S. Treasury Money Fund, 1.26% (3)	8,007	68,444	71,555	4,896,543	4,896
Total Short-Term Investments (Cost $4,896)					4,896
Total Investments in Securities 100.0%
(Cost $3,547,483)					$3,764,765
Other Assets Less Liabilities (0.0)%					(295)
Net Assets 100.0%					$3,764,470

(1) Each underlying Price Fund is an affiliated company; the fund is invested in the
Investor Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at
www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT 2055 FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 29, 2020. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Funds:
Dynamic Global Bond Fund	$(148)	$(1,101)	$705
Emerging Markets Bond Fund	(8)	213	917
Emerging Markets Stock Fund	4,229	5,154	2,477
Equity Index 500 Fund	9,324	10,076	3,734
Floating Rate Fund	—	(108)	189
Growth Stock Fund	31,035	49,313	1,543
High Yield Fund	28	13	659
International Bond Fund
(USD Hedged)	960	1,496	746
International Stock Fund	3,368	9,560	7,110
International Value Equity Fund	139	(6,623)	8,264
Mid-Cap Growth Fund	10,596	(2,601)	336
Mid-Cap Value Fund	3,816	(2,726)	2,142
New Horizons Fund	13,537	694	—
New Income Fund	1,294	6,390	3,614
Overseas Stock Fund	2,649	3,255	6,927
Real Assets Fund	717	(3,145)	2,016
Small-Cap Stock Fund	6,899	(2,003)	—
Small-Cap Value Fund	4,780	(4,799)	555
U. S. Treasury Long-Term Fund	8,258	3,304	1,255
Value Fund	7,082	(6,355)	12,851
U. S. Treasury Money Fund	—	—	118
Totals	$108,555#	$60,007	$56,158+

# Capital gain distributions from mutual funds represented $52,964 of the net realized gain
(loss).
+ Investment income comprised $56,158 of income distributions from underlying Price
Funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT 2055 FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Retirement 2055 Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act)
as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.

The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation
Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.
Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors;
oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On February 29, 2020, all of the investments in underlying Price
Funds were classified as Level 1, based on the inputs used to determine their fair values.